FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Increase decrease in interest rate	$ 603,000	$ 470,000	$ 634,000
Other reserves	$ (21,140,000)	5,758,000	0
Market price rate	10.00%
Increase Decrease In Shipping Market Price	$ 0	0	0
Increase decrease in hedging reserve in commodity price	$ 355,000	128,000	280,000
Commodity price rate	10.00%
Increase decrease in commodity price	$ 0	0	128,000
Increase decrease in hedging reserve	$ 0	$ 316,000	$ 70,000